Intangible Assets (Details) - Schedule of Amortization - USD ($)	Jun. 30, 2023	Dec. 31, 2021
Schedule of Amortization [Abstract]
2024	$ 1,249	$ 6,516
2025	1,249	5,267
2026	1,249	4,018
2027	1,249	2,769
2028	$ 1,249	$ 1,520